Related Party Transactions and Balances (Details)	9 Months Ended
Jun. 30, 2016
Jet Key Limited ("Jet Key") [Member]
Related Party Transaction [Line Items]
Related party transaction relationship, Description	A below 1% shareholder of the Company
Shenzhen Bayi Consulting Co. Ltd. ("Bayi") [Member]
Related Party Transaction [Line Items]
Related party transaction relationship, Description	A below 5% shareholder of the Company
Ace Keen Limited ("Ace Keen") [Member]
Related Party Transaction [Line Items]
Related party transaction relationship, Description	A below 1% shareholder of the Company
Moxian China Limited [Member]
Related Party Transaction [Line Items]
Related party transaction relationship, Description	A 27.5% shareholder of the Company
Zhang Xin [Member]
Related Party Transaction [Line Items]
Related party transaction relationship, Description	A below 5% shareholder of the Company
Beijing Xinhua Huifeng Equity Investment Center ("Xinhua") [Member]
Related Party Transaction [Line Items]
Related party transaction relationship, Description	A Shareholder of the Company (see note 6)
Zhongtou Huifeng Investment Management (Beijing) Co. Ltd [Member]
Related Party Transaction [Line Items]
Related party transaction relationship, Description	Affiliated company of Xinhua
Morolling International HK Limited (Morolling) [Member]
Related Party Transaction [Line Items]
Related party transaction relationship, Description	A below 5% shareholder of the Company